Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2019
Loss before income taxes:
United States	$—	$(1,034,420)
Switzerland	(34,185,142)	(27,246,911)
Bermuda	—	(405,313)
United Kingdom	—	(19,958)
Other	—	125,902

Total loss before income taxes:	$(34,185,142)	$(28,580,700)

Current taxes:
United States – Federal	$—	$6,813
United States – State	—	11,911
Switzerland	—	—
Bermuda	—	—
United Kingdom	—	—
Other	—	—

Total current tax expense:	—	18,724
Deferred taxes:
United States – Federal	—	—
Switzerland	—	—
Bermuda	—	—
United Kingdom	—	—
Other	—	—

Total deferred tax expense:	—	—

Total income tax provision:	$—	$18,724

Schedule of Reconsiliation of Income Tax Provision

The Company is not subject to taxation under the laws of Bermuda as it is a Bermuda Exempted Limited Company. A reconciliation of income tax provision computed at the Bermuda statutory rate (0%) to income tax provision reflected in the consolidated financial statements is as follows:

	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2019
Income tax provision	$—	$—
Foreign rate differential	(3,710,522)	(3,847,028	)*
Valuation Allowance	3,710,522	5,144,004
Rate Changes		(673,295	)**
Credits	—	(604,957)

Total income tax provision:	$—	$18,724

*	Primarily related to operations, including permanent differences in Switzerland, the United Kingdom, and the United States at rates different than the Bermuda rate.
**	Related to rate changes in Switzerland and the United Kingdom

Components of Deferred Tax Assets and Liabilities

comparable amounts recorded for income tax purposes. Significant components of the deferred tax assets (liabilities) at March 31, 2019 are as follows:

	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2019
Deferred Tax Assets:
Intangible Assets	$3,406,155	$5,000,391
Net Operating Losses	393,563	3,022,799
Share Based Compensation	—	289,900
Credits	—	559,518
Bonuses not yet paid		65,482

Subtotal	3,799,718	8,938,090
Valuation Allowance:	(3,799,718)	(8,910,048)
Deferred Tax Liabilities:
Other		(16,674)
Depreciation	—	(11,368)

Total Net Deferred Taxes:	$—	$—